Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenue	$ 2,195	$ 7,881	$ 3,966	$ 14,544	$ 22,343	$ 20,492
Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk	100.00%	69.00%	100.00%	83.00%	76.00%	67.00%
Revenue | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk	0.00%	31.00%	0.00%	17.00%	24.00%	33.00%
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk			81.00%		33.00%	55.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk			17.00%		67.00%	45.00%
United States
Concentration Risk [Line Items]
Revenue	$ 2,195	$ 5,423	$ 3,966	$ 12,086	$ 17,037	$ 13,783
Rest of World
Concentration Risk [Line Items]
Revenue		$ 2,458		$ 2,458	$ 5,306	$ 6,709